Investment Portfolio	as of August 31, 2019 (Unaudited)

DWS CROCI® Equity Dividend Fund

	Shares	Value ($)
Common Stocks 98.7%
Consumer Discretionary 2.4%
Distributors
Genuine Parts Co.	299,505	27,042,306
Consumer Staples 7.9%
Beverages 2.7%
PepsiCo, Inc.	225,782	30,871,173
Food Products 2.9%
Tyson Foods, Inc. "A"	357,002	33,215,466
Tobacco 2.3%
Altria Group, Inc.	585,134	25,593,761
Energy 2.5%
Oil, Gas & Consumable Fuels
Phillips 66	284,758	28,085,682
Financials 30.4%
Banks 23.6%
Bank of America Corp.	945,949	26,023,057
BB&T Corp.	565,516	26,946,837
Comerica, Inc.	402,925	24,840,326
Huntington Bancshares, Inc.	2,060,578	27,302,659
JPMorgan Chase & Co.	249,213	27,378,540
KeyCorp	1,580,595	26,237,877
M&T Bank Corp.	178,120	26,042,925
PNC Financial Services Group, Inc.	205,550	26,501,562
Wells Fargo & Co.	602,287	28,048,506
Zions Bancorp. NA	664,793	27,316,344
		266,638,633
Capital Markets 4.5%
Bank of New York Mellon Corp.	620,012	26,077,705
State Street Corp.	490,136	25,148,878
		51,226,583
Consumer Finance 2.3%
Synchrony Financial	794,170	25,453,148
Health Care 21.2%
Biotechnology 5.5%
Amgen, Inc.	165,698	34,567,917
Gilead Sciences, Inc.	436,858	27,757,957
		62,325,874
Health Care Equipment & Supplies 2.7%
Medtronic PLC	286,647	30,926,345
Pharmaceuticals 13.0%
Bristol-Myers Squibb Co.	671,526	32,280,255
Eli Lilly & Co.	269,690	30,466,879
Johnson & Johnson	224,807	28,856,227
Merck & Co., Inc.	356,392	30,817,216
Pfizer, Inc.	681,290	24,219,859
		146,640,436
Industrials 14.6%
Aerospace & Defense 5.2%
Lockheed Martin Corp.	78,979	30,336,624
Raytheon Co.	153,482	28,443,284
		58,779,908
Electrical Equipment 2.5%
Eaton Corp. PLC	353,071	28,499,891
Machinery 4.6%
Cummins, Inc.	167,553	25,010,637
PACCAR, Inc.	404,938	26,547,735
		51,558,372
Professional Services 2.3%
ManpowerGroup, Inc.	320,512	26,198,651
Information Technology 2.3%
IT Services
International Business Machines Corp.	194,922	26,417,779
Materials 6.7%
Chemicals 4.4%
Eastman Chemical Co.	360,487	23,565,035
LyondellBasell Industries NV "A"	340,504	26,348,200
		49,913,235
Metals & Mining 2.3%
Nucor Corp.	516,147	25,280,880
Utilities 10.7%
Electric Utilities 5.4%
Eversource Energy	381,783	30,592,272
NextEra Energy, Inc.	139,794	30,626,069
		61,218,341
Multi-Utilities 5.3%
DTE Energy Co.	227,410	29,485,981
Public Service Enterprise Group, Inc.	491,456	29,718,344
		59,204,325
Total Common Stocks (Cost $1,076,847,999)		1,115,090,789
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.14% (a) (Cost $12,493,736)	12,493,736	12,493,736
	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $1,089,341,735)	99.8	1,127,584,525
Other Assets and Liabilities, Net	0.2	2,286,474
Net Assets	100.0	1,129,870,999

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2019 are as follows:

Value ($) at 11/30/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2019	Value ($) at 8/31/2019
Cash Equivalents 1.1%
DWS Central Cash Management Government Fund, 2.14% (a)
3,475,963	134,323,566	125,305,793	—	—	359,569	—	12,493,736	12,493,736

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,115,090,789	$—	$—	$1,115,090,789
Short-Term Investments	12,493,736	—	—	12,493,736
Total	$1,127,584,525	$—	$—	$1,127,584,525

(b)	See Investment Portfolio for additional detailed categorizations.